NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Novusterra, Inc., (the “Company”) was incorporated on September 21, 2020 in the State of Florida. The Company began its operation with a plan to build a Rare Earth Element (REE) processing facility to process & refine rare earth material to be used for various purposes. During 2021, the Company changed its main operations from the plan to build a Rare Earth Element Processing Factory to building a manufacturing plant to make Graphene and market it using the patented technology currently owned by ARC.

On March 19, 2021 the Company held a special stockholders meeting with the majority approving a resolution to sign two agreements with American Resources Corp (ARC) currently trading on the NASDAQ under the stock symbol “AREC”.  The first agreement was to issue ARC 10,000,000 Class B shares and 5,700,000 Class A shares of the Company, comprising 51.14% of ownership and 87.57% of voting power of the Company in exchange for ARC using the Company to build a Graphene Manufacturing Operation using certain technology to which ARC has sublicensed to the Company.

The second agreement is a Graphene Development Agreement with ARC that provided us with a nonexclusive sublicense from ARC (the “Sublicense”). The Sublicense is for certain patents ARC currently has licensed from Ohio University pursuant to a separate License Agreement relating to the manufacture of Graphene using carbon and carbon byproducts as a raw material. Pursuant to the agreement, we agreed to raise funds to develop and market Graphene made through this Sublicensed patented technology. Due to this agreement, the Company changed its main operations from a Rare Earth Element Processing Factory to building a manufacturing plant to make Graphene and market it using the patented technology of the Sublicense with ARC.  The agreement also provided that the Company and ARC are each entitled to receive fifty percent (50%) of the operating profits from our Graphene manufacturing and marketing business activity.

On August 30, 2022, the Company entered into a purchase agreement for the exclusive rights of the above mentioned patented technology which ARC currently has licensed from Ohio University pursuant to the License Agreement relating to the manufacture of Graphene using carbon and carbon byproducts (referred to herein as, “Exclusive Rights”). For the Exclusive Rights, the Company paid ARC an additional 4,000,000 common shares of the Company.  Pursuant to the acquisition of the Exclusive Rights, Novusterra is no longer obligated to pay ARC fifty percent (50%) of the operating profits from our Graphene manufacturing and marketing business to ARC.

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

Novusterra, Inc., (the “Company”) was incorporated on September 21, 2020 in the State of Florida. The Company began its operation with a plan to build a Rare Earth Element (REE) processing facility to process & refine rare earth material to be used for various purposes. During 2021, the Company changed its main operations from the plan to build a Rare Earth Element Processing Factory to building a manufacturing plant to make Graphene and market it using the patented technology currently owned by ARC.

On March 19, 2021 the Company held a special stockholders meeting with the majority approving a resolution to sign two agreements with American Resources Corp (ARC) currently trading on the NASDAQ under the stock symbol “AREC”. The first agreement was to issue ARC 10,000,000 Class B shares and 5,700,000 Class A shares of the Company, comprising 51.14% of ownership and 87.57% of voting power of the Company in exchange for ARC using the Company to build a Graphene Manufacturing Operation using certain technology to which ARC has sublicensed to the Company.

The second agreement is a Graphene Development Agreement with ARC that provided us with a nonexclusive sublicense from ARC (the “Sublicense”). The Sublicense is for certain patents ARC currently has licensed from Ohio University pursuant to a separate License Agreement relating to the manufacture of Graphene using carbon and carbon byproducts as a raw material. Pursuant to the agreement, we agreed to raise funds to develop and market Graphene made through this Sublicensed patented technology. Due to this agreement, the Company changed its main operations from a Rare Earth Element Processing Factory to building a manufacturing plant to make Graphene and market it using the patented technology of the Sublicense with ARC. The agreement also provided that the Company and ARC are each entitled to receive fifty percent (50%) of the operating profits from our Graphene manufacturing and marketing business activity.

On August 30, 2022, the Company entered into a purchase agreement for the exclusive rights of the above mentioned patented technology which ARC currently has licensed from Ohio University pursuant to the License Agreement relating to the manufacture of Graphene using carbon and carbon byproducts (referred to herein as, “Exclusive Rights”). For the Exclusive Rights, the Company paid ARC an additional 4,000,000 common shares of the Company. Pursuant to the acquisition of the Exclusive Rights, Novusterra is no longer obligated to pay ARC fifty percent (50%) of the operating profits from our Graphene manufacturing and marketing business to ARC.